ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Accounts Payable	$ 6,684,761	$ 4,778,508
Salaries and other compensation	574,986	531,040	500,927
Clinical Trial	40,334	0
Vendors	77,512	0
Consultants	32,200	32,200	18,000
Legal	40,933	46,346
Other	21,768	8,500	8,500
Total accounts payable & accured expenses		2,420,260	2,586,008
Salaries and Other Compensation [Member]
Total accounts payable & accured expenses		531,041	500,927
Sponsored Research Agreement [Member]
Total accounts payable & accured expenses		0	119,698
Clinical Research Organization (Cro) [Member]
Total accounts payable & accured expenses		$ 2,358,247	$ 0